Intangible Assets - Summary of Significant Goodwill Amounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	$ 9,199	$ 9,451
Average EBITDA (as defined) margin over the initial 5-year period	17.40%
Americas Cement
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	$ 2,125	$ 2,157
Discount rate applied to the cash flow projections (real pre-tax)	8.10%	7.50%
Average EBITDA (as defined) margin over the initial 5-year period	48.30%	53.80%
Value-in-use (present value of future cash flows)	$ 10,050	$ 10,749
Excess of value-in-use over carrying amount	$ 5,199	$ 5,953
Long-term growth rates	1.90%	1.80%
AMAT South
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	$ 981	$ 944
Discount rate applied to the cash flow projections (real pre-tax)	8.20%	8.30%
Average EBITDA (as defined) margin over the initial 5-year period	15.40%	17.90%
Value-in-use (present value of future cash flows)	$ 5,936	$ 5,041
Excess of value-in-use over carrying amount	$ 3,524	$ 2,749
Long-term growth rates	1.90%	1.80%
Building Products
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	$ 2,895	$ 2,964
Discount rate applied to the cash flow projections (real pre-tax)	8.40%	8.30%
Average EBITDA (as defined) margin over the initial 5-year period	20.10%	19.10%
Value-in-use (present value of future cash flows)	$ 18,050	$ 14,831
Excess of value-in-use over carrying amount	$ 11,363	$ 9,191
Long-term growth rates	1.90%	1.80%